Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	HEALTH CATALYST, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38993
Entity Tax Identification Number	45-3337483
Entity Address, Address Line One	10897 South River Front Parkway
Entity Address, Address Line Two	#300
Entity Address, City or Town	South Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84095
City Area Code	801
Local Phone Number	708-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001636422